CITY DIFFERENT INVESTMENTS GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.0%
Communication Services - 2.7%
Movies & Entertainment - 2.7%
Netflix, Inc. (a)	13,063	$1,222,828

Consumer Discretionary - 29.6% (b)
Apparel Retail - 2.6%
ThredUp, Inc. - Class A (a)	268,479	1,151,775

Automotive Retail - 8.8%
Carvana Co. (a)	9,894	3,916,045

Broadline Retail - 15.5%
Amazon.com, Inc. (a)	7,900	2,093,974
MercadoLibre, Inc. (a)	1,767	3,167,577
PDD Holdings, Inc. - ADR (a)	16,362	1,634,237
		6,895,788
Home Furnishings - 2.7%
Somnigroup International, Inc.	15,997	1,213,532
Total Consumer Discretionary		13,177,140

Energy - 21.3%
Coal & Consumable Fuels - 1.0%
Cameco Corp.	3,743	460,539

Oil & Gas Drilling - 5.4%
Seadrill Ltd. (a)	38,243	1,900,295
Valaris Ltd. (a)	4,787	488,178
		2,388,473
Oil & Gas Equipment & Services - 10.8%
Tidewater, Inc. (a)	53,848	4,810,242

Oil & Gas Storage & Transportation - 4.1%
Imperial Petroleum, Inc. (a)	359,574	1,819,444
Total Energy		9,478,698

Financials - 8.7%
Consumer Finance - 1.8%
Capital One Financial Corp.	4,167	797,147

Diversified Banks - 3.9%
Lloyds Banking Group PLC - ADR	321,388	1,748,351

CITY DIFFERENT INVESTMENTS GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Property & Casualty Insurance - 3.0%
American Coastal Insurance Corp.	109,645	$1,304,775
Total Financials		3,850,273

Industrials - 12.2%
Aerospace & Defense - 3.3%
Rolls-Royce Holdings PLC - ADR	89,588	1,445,950

Building Products - 1.7%
Builders FirstSource, Inc. (a)	9,794	774,608

Passenger Airlines - 3.7%
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	222,722	1,650,370

Passenger Ground Transportation - 3.5%
Uber Technologies, Inc. (a)	20,805	1,552,261
Total Industrials		5,423,189

Materials - 10.9%
Specialty Chemicals - 2.4%
ASP Isotopes, Inc. (a)	203,075	1,068,175

Steel - 8.5%
Alpha Metallurgical Resources, Inc. (a)	8,833	1,646,913
Warrior Met Coal, Inc.	23,858	2,143,641
		3,790,554
Total Materials		4,858,729

Utilities - 8.6%
Independent Power Producers & Energy Traders - 8.6%
Talen Energy Corp. (a)	10,246	3,815,815
TOTAL COMMON STOCKS (Cost $39,753,292)		41,826,672

EXCHANGE TRADED FUNDS - 0.5%
Global X Uranium ETF	3,984	224,777
TOTAL EXCHANGE TRADED FUNDS (Cost $200,115)		224,777

CITY DIFFERENT INVESTMENTS GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.4%
First American Government Obligations Fund - Class X, 3.58% (c)	2,421,210	$2,421,210
TOTAL MONEY MARKET FUNDS (Cost $2,421,210)		2,421,210

TOTAL INVESTMENTS - 99.9% (Cost $42,374,617)		$44,472,659
Other Assets in Excess of Liabilities - 0.1%		27,891
TOTAL NET ASSETS - 100.0%		$44,500,550

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CITY DIFFERENT INVESTMENTS GLOBAL EQUITY ETF

Summary of Fair Value Disclosures as of April 30, 2026 (Unaudited)

City Different Investments Global Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$41,826,672	$—	$—	$41,826,672
Exchange Traded Funds	224,777	—	—	224,777
Money Market Funds	2,421,210	—	—	2,421,210
Total Investments	$44,472,659	$—	$—	$44,472,659

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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